SHARE BASED COMPENSATION - Stock Option Activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Number of option outstanding
Balance as at beginning balance | shares	347,536	716,748	4,555,288
Exercise | shares	(175,536)	(105,200)	(3,750,540)
Forfeited | shares		(264,012)	(88,000)
Balance as at ending balance | shares	172,000	347,536	716,748	4,555,288
Vested as of December 31,2022 | shares					172,000
Vested and exercisable as of December 31, 2022 | shares					172,000
Weighted-Average Exercise Price
Balance as at beginning balance	$ 3.65	$ 3.46	$ 3.34
Granted	0
Exercise	3.35	3.29	3.32
Forfeited		3.29	3.29
Balance as of ending balance	3.96	$ 3.65	$ 3.46	$ 3.34
Vested as of December 31,2022	3.96
Vested and exercisable as of December 31, 2022	$ 3.96
Weighted-Average Remaining Contractual Term
Balance as of December 31 2022	2 years 8 months 8 days	3 years 10 months 2 days	4 years 3 months	4 years 8 months 23 days
Vested as of December 31,2022	2 years 8 months 8 days
Vested and exercisable as of December 31, 2022	2 years 8 months 8 days
Aggregate Intrinsic value
Balance as of December 31 2022 | ¥		$ 17,373	$ 58,836	$ 73,354	¥ 8,305
Vested as of December 31,2022 | ¥					8,305
Vested and exercisable as of December 31, 2022 | ¥					¥ 8,305